Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Listings [Line Items]
Document Type	20-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-34677
Entity Registrant Name	SCORPIO TANKERS INC.
Entity Incorporation, State or Country Code	1T
Entity Address, City or Town	Monaco
Entity Address, Address Line One	99 Boulevard du Jardin Exotique
Entity Address, Country	MC
Entity Address, Postal Zip Code	98000
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	STNG
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	49,923,042
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Central Index Key	0001483934
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Shell Company	false
Local Phone Number	9798-5716
Document Transition Report	false
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
Document Financial Statement Error Correction [Flag]	false
Business Contact
Entity Listings [Line Items]
Entity Address, City or Town	Monaco
Entity Address, Address Line One	99 Boulevard du Jardin Exotique
Entity Address, Country	MC
Entity Address, Postal Zip Code	98000
Contact Personnel Name	Mr. Emanuele Lauro
City Area Code	377
Contact Personnel Email Address	investor.relations@scorpiotankers.com